IMPAIRMENTS - Summary of Impairment Expense (Details) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		$ 2,090
Impairment in share of profit from equity accounted investees (Note 12)		314	$ 0
Recognized as impairment expense		1,776
Property, Plant & Equipment (Note 10)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		357
Equity Accounted Investees (Note 12)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		1,591
Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		142
Jordan Cove
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	$ 349	349
Jordan Cove | Property, Plant & Equipment (Note 10)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		344
Jordan Cove | Equity Accounted Investees (Note 12)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		0
Jordan Cove | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		5
Ruby Pipeline
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		1,396
Ruby Pipeline | Property, Plant & Equipment (Note 10)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		0
Ruby Pipeline | Equity Accounted Investees (Note 12)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		1,257
Ruby Pipeline | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		139
CKPC
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		321
CKPC | Property, Plant & Equipment (Note 10)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		0
CKPC | Equity Accounted Investees (Note 12)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		323
CKPC | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		(2)
Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		24
Other | Property, Plant & Equipment (Note 10)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		13
Other | Equity Accounted Investees (Note 12)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		11
Other | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		$ 0